Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Grant Policy

We have adopted an equity award grant policy that sets forth the process and timing for us to follow when we grant equity awards to our employees, including our executive officers, or advisors or consultants to us pursuant to any of our equity compensation plans. Pursuant to the policy, all grants of equity awards must be approved in advance by, as applicable, our Board of Directors, the Compensation Committee or, subject to the delegation requirements in the policy, our Chief Executive Officer.

•
Each year the Compensation Committee recommends to the Board of Directors, and the Board of Directors approves, an annual budget for all equity awards to be made during that year.
•
Annual equity awards to employees, including our NEOs, are granted twice yearly, with the initial award made during the third or fourth quarter of the year for which the equity grant is awarded and the remainder of the annual equity grant is awarded during the first quarter of the following year.
•
The Board of Directors has delegated to our Chief Executive Officer the ability to grant equity awards to existing and new employees (senior vice president and below), consultants and other qualified individuals provided that such grants are consistent with the equity award grant policy and related guidelines that are reviewed and approved annually by the Compensation Committee.
•
Equity awards to our NEOs and members of the Board of Director are effective on the date of approval by our Board of Directors, or such later date as specified in such approval. Our Board of Directors retains the discretion to grant equity awards at other times to the extent appropriate for such awards.
•
The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

In addition, our equity award grant policy sets forth the manner in which our equity awards will be priced. The dollar value of restricted stock and restricted stock units will be determined by multiplying the number of common shares underlying the award by the closing market price on the Nasdaq Global Market of a common share on the effective date of grant. The exercise price of all stock options will be at least equal to the closing market price on the Nasdaq Global Market of our common shares on the effective date of grant.

In 2025, we did not grant any options to any named executive officer during the period beginning four business days prior to and ending one business day following the filing of any periodic report on Form 10-K, Form 10-Q or any Form 8-K filing disclosing material nonpublic information.

Award Timing Method
•
Annual equity awards to employees, including our NEOs, are granted twice yearly, with the initial award made during the third or fourth quarter of the year for which the equity grant is awarded and the remainder of the annual equity grant is awarded during the first quarter of the following year.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false